Other financial liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Other Financial Liabilities Current [Abstract]
Summary of other financial liabilities

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Prefunded and ordinary warrants	14,180,627	3,150,301

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial year end
are set out below:

Opening balance	3,150,301	6,478,060
Prefunded and ordinary warrants at initial recognition	21,585,452	3,034,625
Prefunded warrants exercised	(9,810,204)	(8,840,101)
Gain / Loss on remeasurement of other financial liabilities	(744,920)	2,477,717

Closing balance	14,180,627	3,150,301